Non-Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-Financial Assets
Prepaid expenses	€ 153	€ 96		€ 68
Total non-current non-financial assets	153	96	€ 68	68
Value added tax claims	3,420	741		1,293
Prepaid expenses	1,284	748		468
Miscellaneous other current non-financial assets	1,070	233		59
Total current non-financial assets	5,774	1,722	€ 1,820	1,820
Total non-financial assets	5,927	1,818		1,888
Insurance claim	€ 906	€ 0		€ 0